Trade and Other Receivables - Trade and other receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Gross amount	₩ 2,552,077	₩ 2,225,024
Allowance for doubtful accounts	(114,155)	(104,726)
Present value discount	(6,976)	(8,928)
Trade and other receivables	2,430,946	2,111,370
Current assets
Trade and Other Receivables [Line Items]
Gross amount	7,939,830	8,031,625
Allowance for doubtful accounts	(236,084)	(236,006)
Present value discount	(2,294)	(2,027)
Trade and other receivables	7,701,452	7,793,592
Current assets | Trade receivables
Trade and Other Receivables [Line Items]
Gross amount	7,147,683	7,303,065
Allowance for doubtful accounts	(208,505)	(215,775)
Present value discount	0	0
Trade and other receivables	6,939,178	7,087,290
Current assets | Other receivables
Trade and Other Receivables [Line Items]
Gross amount	792,147	728,560
Allowance for doubtful accounts	(27,579)	(20,231)
Present value discount	(2,294)	(2,027)
Trade and other receivables	762,274	706,302
Current assets | Non-trade receivables
Trade and Other Receivables [Line Items]
Gross amount	376,438	298,587
Allowance for doubtful accounts	(27,201)	(19,940)
Present value discount	0	0
Trade and other receivables	349,237	278,647
Current assets | Accrued income
Trade and Other Receivables [Line Items]
Gross amount	68,921	102,023
Allowance for doubtful accounts	0	0
Present value discount	0	0
Trade and other receivables	68,921	102,023
Current assets | Deposits
Trade and Other Receivables [Line Items]
Gross amount	273,887	228,466
Allowance for doubtful accounts	0	0
Present value discount	(2,294)	(2,027)
Trade and other receivables	271,593	226,439
Current assets | Finance lease receivables
Trade and Other Receivables [Line Items]
Gross amount	60,304	84,688
Allowance for doubtful accounts	(378)	(291)
Present value discount	0	0
Trade and other receivables	59,926	84,397
Current assets | Others
Trade and Other Receivables [Line Items]
Gross amount	12,597	14,796
Allowance for doubtful accounts	0	0
Present value discount	0	0
Trade and other receivables	12,597	14,796
Non-current assets
Trade and Other Receivables [Line Items]
Gross amount	2,098,191	1,911,782
Allowance for doubtful accounts	(90,830)	(84,588)
Present value discount	(5,064)	(7,349)
Trade and other receivables	2,002,297	1,819,845
Non-current assets | Trade receivables
Trade and Other Receivables [Line Items]
Gross amount	338,261	415,318
Allowance for doubtful accounts	(4,254)	(93)
Present value discount	(382)	(448)
Trade and other receivables	333,625	414,777
Non-current assets | Other receivables
Trade and Other Receivables [Line Items]
Gross amount	1,759,930	1,496,464
Allowance for doubtful accounts	(86,576)	(84,495)
Present value discount	(4,682)	(6,901)
Trade and other receivables	1,668,672	1,405,068
Non-current assets | Non-trade receivables
Trade and Other Receivables [Line Items]
Gross amount	196,821	136,432
Allowance for doubtful accounts	(78,654)	(77,475)
Present value discount	0	0
Trade and other receivables	118,167	58,957
Non-current assets | Accrued income
Trade and Other Receivables [Line Items]
Gross amount	2,222	0
Allowance for doubtful accounts	0	0
Present value discount	0	0
Trade and other receivables	2,222	0
Non-current assets | Deposits
Trade and Other Receivables [Line Items]
Gross amount	338,989	376,211
Allowance for doubtful accounts	0	0
Present value discount	(4,682)	(6,901)
Trade and other receivables	334,307	369,310
Non-current assets | Finance lease receivables
Trade and Other Receivables [Line Items]
Gross amount	1,118,537	898,658
Allowance for doubtful accounts	(484)	(842)
Present value discount	0	0
Trade and other receivables	1,118,053	897,816
Non-current assets | Others
Trade and Other Receivables [Line Items]
Gross amount	103,361	85,163
Allowance for doubtful accounts	(7,438)	(6,178)
Present value discount	0	0
Trade and other receivables	₩ 95,923	₩ 78,985